Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 1,194,457	$ 1,551,808
Less: accumulated depreciation and amortization	(782,721)	(1,058,691)
Property and equipment, net	411,736	493,117
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	458,948	461,262
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	126,520	123,109
Office equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	212,481	221,780
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	236,794	237,988
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal		347,150
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 159,714	$ 160,519